Hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Hybrid bond [Line Items]
Currency	KRW	KRW
Amount	₩ 1,531,759	₩ 423,921
2nd
Hybrid bond [Line Items]
Currency	KRW	KRW
Amount	₩ 199,455	₩ 199,455
Issue date	Jun. 25, 2015	Jun. 25, 2015
Maturity date	Jun. 25, 2045	Jun. 25, 2045
Interest rate (%)	4.38%	4.38%
3rd
Hybrid bond [Line Items]
Currency	KRW	KRW
Amount	₩ 134,683	₩ 134,683
Issue date	Sep. 15, 2017	Sep. 15, 2017
Interest rate (%)	3.77%	3.77%
4th
Hybrid bond [Line Items]
Currency	KRW	KRW
Amount	₩ 89,783	₩ 89,783
Issue date	Sep. 15, 2017	Sep. 15, 2017
Interest rate (%)	4.25%	4.25%
5th
Hybrid bond [Line Items]
Currency	KRW
Amount	₩ 134,678
Issue date	Apr. 13, 2018
Interest rate (%)	4.08%
6th
Hybrid bond [Line Items]
Currency	KRW
Amount	₩ 14,955
Issue date	Apr. 13, 2018
Interest rate (%)	4.56%
7th
Hybrid bond [Line Items]
Currency	KRW
Amount	₩ 398,679
Issue date	Aug. 29, 2018
Interest rate (%)	4.15%
8th
Hybrid bond [Line Items]
Currency	USD
Amount	₩ 559,526
Issue date	Aug. 13, 2018
Interest rate (%)	5.88%